                               ZWEIG SERIES TRUST

                         SUPPLEMENT DATED JUNE 5, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

The Prospectus is changed as follows:

On page 2 the Fee Table is revised to reflect changes to the information pertaining to Zweig Growth & Income Fund:

                                                                       Total Fund
                               Management      12b-1       Other       Operating       1         3         5        10          1
FUND                              Fees        Fees(2)     Expenses      Expenses      Year     Years     Years     Years       Year
CLASS A SHARES
Zweig Strategy Fund........       0.75%         0.30%       0.19%         1.24%       $67      $ 92      $119      $197        $67
Zweig Appreciation Fund....       1.00          0.30        0.22          1.52         70       100       133       226         70
Zweig Growth & Income
 Fund......................       0.75          0.30        0.25          1.30         68        94       122       203         68
Zweig Managed Assets.......       1.00          0.30        0.29          1.59         70       102       137       234         70
Zweig Foreign Equity Fund
 (4).......................        -0-*         0.30        1.50*         1.80*        72       109       N/A       N/A         72
Zweig Government Fund......       0.60          0.30        0.46          1.36         61        89       118       203         61
Zweig Government Cash Fund
 (1).......................        -0-*         0.30        0.35*         0.65*         7        21        36        81          7
CLASS B SHARES
Zweig Strategy Fund........       0.75          1.00        0.19          1.94         70        91       125       200 (3)     20
Zweig Appreciation Fund....       1.00          1.00        0.22          2.22         73        99       139       230 (3)     23
Zweig Growth & Income
 Fund......................       0.75          1.00        0.25          2.00         70        93       127       204 (3)     20
Zweig Managed Assets.......       1.00          1.00        0.29          2.29         73       102       143       237 (3)     23
Zweig Foreign Equity Fund
 (4).......................        -0-*         1.00        1.50*         2.50*        75       108       N/A       N/A         25
Zweig Government Fund......       0.60          1.00        0.46          2.06         71        95       131       213 (3)     21
Zweig Government Cash Fund
 (1).......................        -0-*         1.00        0.35*         1.35*        64        73        94       134 (3)     14
CLASS C SHARES
Zweig Strategy Fund........       0.75          1.00        0.19          1.94         32        61       105       226         20
Zweig Appreciation Fund....       1.00          1.00        0.22          2.22         35        69       119       255         23
Zweig Growth & Income
 Fund......................       0.75          1.00        0.25          2.00         33        63       107       230         20
Zweig Managed Assets.......       1.00          1.00        0.29          2.29         36        72       123       263         23
Zweig Foreign Equity Fund
 (4).......................        -0-*         1.00        1.50*         2.50*        38        78       N/A       N/A         25
Zweig Government Fund......       0.60          0.75        0.46          1.81         31        57        98       213         18
Zweig Government Cash Fund
 (1).......................        -0-*         0.30        0.35*         0.65*        19        21        36        81          7
CLASS I SHARES
Zweig Strategy Fund........       0.75            --        0.19          0.94         10        30        52       115         10
Zweig Appreciation Fund....       1.00            --        0.22          1.22         12        39        67       148         12
Zweig Growth & Income
 Fund......................       0.75            --        0.25          1.00         10        32        55       122         10
Zweig Managed Assets.......       1.00            --        0.29          1.29         13        41        71       156         13
Zweig Foreign Equity Fund
 (4).......................        -0-*           --        1.50*         1.50*        15        47       N/A       N/A         15
Zweig Government Fund......       0.60            --        0.46          1.06         11        34        58       129         11
Zweig Government Cash Fund
 (1).......................       0.03*           --        0.32          0.35*         4        11        20        44          4

                               3         5        10
FUND                         Years     Years     Years
CLASS A SHARES
Zweig Strategy Fund........  $ 92      $119      $197
Zweig Appreciation Fund....   100       133       226
Zweig Growth & Income
 Fund......................    94       122       203
Zweig Managed Assets.......   102       137       234
Zweig Foreign Equity Fund
 (4).......................   109       N/A       N/A
Zweig Government Fund......    89       118       203
Zweig Government Cash Fund
 (1).......................    21        36        81
CLASS B SHARES
Zweig Strategy Fund........    61       105       200 (3)
Zweig Appreciation Fund....    69       119       230 (3)
Zweig Growth & Income
 Fund......................    63       107       204 (3)
Zweig Managed Assets.......    72       123       237 (3)
Zweig Foreign Equity Fund
 (4).......................    78       N/A       N/A
Zweig Government Fund......    65       111       213 (3)
Zweig Government Cash Fund
 (1).......................    43        74       134 (3)
CLASS C SHARES
Zweig Strategy Fund........    61       105       226
Zweig Appreciation Fund....    69       119       255
Zweig Growth & Income
 Fund......................    63       107       230
Zweig Managed Assets.......    72       123       263
Zweig Foreign Equity Fund
 (4).......................    78       N/A       N/A
Zweig Government Fund......    57        98       213
Zweig Government Cash Fund
 (1).......................    21        36        81
CLASS I SHARES
Zweig Strategy Fund........    30        52       115
Zweig Appreciation Fund....    39        67       148
Zweig Growth & Income
 Fund......................    32        55       122
Zweig Managed Assets.......    41        71       156
Zweig Foreign Equity Fund
 (4).......................    47       N/A       N/A
Zweig Government Fund......    34        58       129
Zweig Government Cash Fund
 (1).......................    11        20        44